LEASES - Future minimum lease payments (Details)	Dec. 31, 2019 CNY (¥)
Future minimum lease payments for operating leases
2020	¥ 105,502
2021	105,502
2022	105,502
2023	52,751
Total minimum payments	369,257
Less: imputed interest	30,138
Total operating lease liabilities	¥ 339,119